Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 12,908	$ 14,971
Financial assets at fair value through profit or loss	98	139
Financial assets at fair value through OCI	356	498
Total	13,362	15,608
Financial liabilities at amortized cost	99,448	101,975
Financial liabilities at fair value through profit or loss	7,334	5,565
Financial liabilities at fair value through OCI	1,098	689
Total	107,880	108,229
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	19,754	21,983
Financial liabilities at fair value through profit or loss	773	762
Total	20,527	22,746
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	77,117	78,880
Financial liabilities at fair value through profit or loss	1,205
Total	78,323	78,880
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	2,524	1,029
Total	2,524	1,029
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	53	83
Total	53	83
Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	0	16
Financial liabilities at fair value through OCI	150	171
Total	150	187
Foreign Exchange Forward Contracts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	8	20
Financial liabilities at fair value through OCI	591	245
Total	599	265
Commodity Derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	353	271
Total	353	271
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	3	3
Financial liabilities at fair value through OCI	0	2
Total	3	5
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	3	0
Total	3	0
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	77,504	79,108
Financial liabilities at fair value through profit or loss	1,592	473
Financial liabilities at fair value through OCI	113	168
Total	79,209	79,749
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	21,944	22,867
Financial liabilities at fair value through profit or loss	5,741	5,092
Financial liabilities at fair value through OCI	985	521
Total	28,671	28,480
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	6,848	9,973
Total	6,848	9,973
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	6,032	4,973
Total	6,032	4,973
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	29	25
Financial assets at fair value through profit or loss	85	97
Financial assets at fair value through OCI	150	149
Total	264	272
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,345	4,763
Total	5,345	4,763
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	4	0
Financial assets at fair value through OCI	0	0
Total	4	0
Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through OCI	46	63
Total	46	63
Foreign Exchange Forward Contracts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	10	41
Financial assets at fair value through OCI	112	182
Total	122	223
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	3	4
Total	3	4
Commodity Derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	45	101
Total	45	101
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	507	522
Financial assets at fair value through profit or loss	0	15
Financial assets at fair value through OCI	212	193
Total	720	730
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	12,401	14,450
Financial assets at fair value through profit or loss	98	124
Financial assets at fair value through OCI	143	305
Total	$ 12,642	$ 14,878